Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cespira
Related Party Transaction [Line Items]
Payable	$ 1,137	$ 0
Total	4,973	0
Cespira | Sales of goods, services and other income
Related Party Transaction [Line Items]
Transaction amount	9,598	0
Cespira | Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	1,320	0
MWTL
Related Party Transaction [Line Items]
Payable	48	47
Total	2,550	1,671
MWTL | Sales of goods, services and other income
Related Party Transaction [Line Items]
Transaction amount	9,529	7,200
MWTL | Inventory purchased, services and other expenses
Related Party Transaction [Line Items]
Transaction amount	285	64
Related Party
Related Party Transaction [Line Items]
Payable	1,185	47
Total	$ 7,523	$ 1,671